APRIL 3, 2017

SUPPLEMENT TO

ALTERNATIVE FUNDS PROSPECTUS

DATED MARCH 1, 2017

(THE HARTFORD MUTUAL FUNDS, INC.)

MULTI-STRATEGY FUNDS PROSPECTUS

DATED MARCH 1, 2017

(THE HARTFORD MUTUAL FUNDS, INC.)

HARTFORD SCHRODERS FUNDS PROSPECTUS

(CLASS A, CLASS T, CLASS C, CLASS I, CLASS R3, CLASS R4, CLASS R5, CLASS Y AND CLASS F SHARES)

DATED MARCH 1, 2017

(THE HARTFORD MUTUAL FUNDS II, INC.)

This Supplement contains new and additional information and should be read in connection with your Prospectus.

(1)         New applications will continue to be accepted for accounts held directly with the Funds’ transfer agent after October 1, 2017.  Accordingly, the fourth paragraph in the section entitled “How to Buy and Sell Shares — Initial Purchases” is deleted in its entirety and replaced with the following:

Certain classes of shares of a Fund may also be purchased through the Funds’ transfer agent by filling out an account application and mailing it to the address below. Class T shares are not available directly through the Funds’ transfer agent.

(2)         Effective immediately, the following is added to the end of the fifth paragraph in the section entitled “How to Buy and Sell Shares — Initial Purchases”:

Under certain limited circumstances, the $30 annual direct account fee may be waived for certain other accounts in the discretion of Hartford Administrative Services Company.

(3)         The availability of sales load waivers and/or discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. Effective immediately, Appendix A to the Prospectus is deleted in its entirety and replaced with the Appendix A attached to this supplement, which contains intermediary specific sales load waivers and/or discounts.  These waivers and/or discounts may vary from those disclosed elsewhere in the Prospectus. Please contact your financial intermediary for more information.

Appendix A

INTERMEDIARY-SPECIFIC SALES CHARGE WAIVERS AND DISCOUNTS

The availability of certain initial and contingent deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. Financial intermediaries may have different policies and procedures regarding the availability of these waivers and discounts.  For waivers or discounts not available through a particular intermediary, investors will have to purchase shares directly from the Funds or through another intermediary to receive such waivers or discounts to the extent such a waiver or discount is available. These waivers or discounts, which may vary from those disclosed elsewhere in the statutory prospectus or SAI, are subject to change, and this Appendix will be updated based on information provided by the financial intermediaries. Neither the Funds, Hartford Funds Management Company, LLC, nor Hartford Funds Distributors, LLC supervises the implementation of these waivers or discounts or verifies the intermediaries’ administration of these waivers or discounts. In all instances, it is the purchaser’s responsibility to notify the financial intermediary of any facts that may qualify the purchaser for sales charge waivers or discounts. Please contact your financial intermediary for more information.

Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Funds’ prospectus or SAI. Shareholders should contact Merrill Lynch to determine their eligibility for these waivers and discounts.

Front-End Sales Load Waivers on Class A Shares available at Merrill Lynch

•                  Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•                  Shares purchased by or through a 529 Plan

•                  Shares purchased through a Merrill Lynch affiliated investment advisory program

•                  Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•                  Shares of funds purchased through the Merrill Edge Self-Directed platform

•                  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•                  Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•                  Employees and registered representatives of Merrill Lynch or its affiliates and their family members

•                  Directors of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

•                  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on Class A and C Shares available at Merrill Lynch

•                  Death or disability of the shareholder

•                  Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•                  Return of excess contributions from an IRA Account

•                  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½

•                  Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•                  Shares acquired through a right of reinstatement

•                  Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms

Front-End Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•                  Breakpoints as described in the Fund’s prospectus

•                  Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•                  Letters of Intent (LOI) which allow for breakpoint discounts using the same criteria as ROA above, but based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time

This Supplement should be retained with your Prospectus for future reference.

HV-7309	April 2017

APRIL 3, 2017

SUPPLEMENT TO

DOMESTIC EQUITY FUNDS PROSPECTUS

DATED MARCH 1, 2017

(THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.)

This Supplement contains new and additional information and should be read in connection with your Prospectus.

(1)         Effective immediately, the last sentence of the description of Mr. McLane’s business experience in the section entitled “The Investment Manager and Sub-Adviser — Portfolio Managers — Small Cap Growth Fund” is deleted in its entirety and replaced with the following:

Mr. McLane joined Wellington Management as an investment professional in 2011.

(2)         New applications will continue to be accepted for accounts held directly with the Funds’ transfer agent after October 1, 2017.  Accordingly, the fourth paragraph in the section entitled “How to Buy and Sell Shares — Initial Purchases” is deleted in its entirety and replaced with the following:

Certain classes of shares of a Fund may also be purchased through the Funds’ transfer agent by filling out an account application and mailing it to the address below. Class T shares are not available directly through the Funds’ transfer agent.

(3)         Effective immediately, the following is added to the end of the fifth paragraph in the section entitled “How to Buy and Sell Shares — Initial Purchases”:

Under certain limited circumstances, the $30 annual direct account fee may be waived for certain other accounts in the discretion of Hartford Administrative Services Company.

(4)         The availability of sales load waivers and/or discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. Effective immediately, Appendix A to the Prospectus is deleted in its entirety and replaced with the Appendix A attached to this supplement, which contains intermediary specific sales load waivers and/or discounts.  These waivers and/or discounts may vary from those disclosed elsewhere in the Prospectus. Please contact your financial intermediary for more information.

Appendix A

INTERMEDIARY-SPECIFIC SALES CHARGE WAIVERS AND DISCOUNTS

The availability of certain initial and contingent deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. Financial intermediaries may have different policies and procedures regarding the availability of these waivers and discounts.  For waivers or discounts not available through a particular intermediary, investors will have to purchase shares directly from the Funds or through another intermediary to receive such waivers or discounts to the extent such a waiver or discount is available. These waivers or discounts, which may vary from those disclosed elsewhere in the statutory prospectus or SAI, are subject to change, and this Appendix will be updated based on information provided by the financial intermediaries. Neither the Funds, Hartford Funds Management Company, LLC, nor Hartford Funds Distributors, LLC supervises the implementation of these waivers or discounts or verifies the intermediaries’ administration of these waivers or discounts. In all instances, it is the purchaser’s responsibility to notify the financial intermediary of any facts that may qualify the purchaser for sales charge waivers or discounts. Please contact your financial intermediary for more information.

Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Funds’ prospectus or SAI. Shareholders should contact Merrill Lynch to determine their eligibility for these waivers and discounts.

Front-End Sales Load Waivers on Class A Shares available at Merrill Lynch

•                  Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•                  Shares purchased by or through a 529 Plan

•                  Shares purchased through a Merrill Lynch affiliated investment advisory program

•                  Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•                  Shares of funds purchased through the Merrill Edge Self-Directed platform

•                  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•                  Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•                  Employees and registered representatives of Merrill Lynch or its affiliates and their family members

•                  Directors of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

•                  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on Class A and C Shares available at Merrill Lynch

•                  Death or disability of the shareholder

•                  Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•                  Return of excess contributions from an IRA Account

•                  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½

•                  Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•                  Shares acquired through a right of reinstatement

•                  Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms

Front-End Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•                  Breakpoints as described in the Fund’s prospectus

•                  Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•                  Letters of Intent (LOI) which allow for breakpoint discounts using the same criteria as ROA above, but based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time

This Supplement should be retained with your Prospectus for future reference.

HV-7311	April 2017

APRIL 3, 2017

SUPPLEMENT TO

FIXED INCOME FUNDS PROSPECTUS

DATED MARCH 1, 2017

(THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.)

This Supplement contains new and additional information and should be read in connection with your Prospectus.

(1)         New applications will continue to be accepted for accounts held directly with the Funds’ transfer agent after October 1, 2017.  Accordingly, the fourth paragraph in the section entitled “How to Buy and Sell Shares — Initial Purchases” is deleted in its entirety and replaced with the following:

Certain classes of shares of a Fund may also be purchased through the Funds’ transfer agent by filling out an account application and mailing it to the address below. Class T shares are not available directly through the Funds’ transfer agent.

(2)         Effective immediately, the following is added to the end of the fifth paragraph in the section entitled “How to Buy and Sell Shares — Initial Purchases”:

Under certain limited circumstances, the $30 annual direct account fee may be waived for certain other accounts in the discretion of Hartford Administrative Services Company.

(3)         On March 8, 2017, the United States District Court for the Southern District of Florida (the “District Court”) ordered The Hartford Floating Rate Fund and more than 60 other lenders (the “Transeastern Lenders”) to disgorge and return the payoff amount from Tousa, Inc., plus prejudgment interest.  Accordingly, the last three sentences in the section entitled “Legal Proceedings” are deleted in their entirety and replaced with the following:

On March 8, 2017, the District Court accepted the report and recommendation and ordered the Transeastern Lenders to disgorge and return the payoff amount, plus prejudgment interest.  The Transeastern Lenders intend to appeal this decision.  If the decision is upheld on appeal, the Fund would be required to return approximately $3-3.5 million to the bankruptcy estate. Management of the Fund believes resolution of this matter will not have a material impact on the Fund’s financial statements.

(4)         The availability of sales load waivers and/or discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. Effective immediately, Appendix A to the Prospectus is deleted in its entirety and replaced with the Appendix A attached to this supplement, which contains intermediary specific sales load waivers and/or discounts.  These waivers and/or discounts may vary from those disclosed elsewhere in the Prospectus. Please contact your financial intermediary for more information.

Appendix A

INTERMEDIARY-SPECIFIC SALES CHARGE WAIVERS AND DISCOUNTS

The availability of certain initial and contingent deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. Financial intermediaries may have different policies and procedures regarding the availability of these waivers and discounts.  For waivers or discounts not available through a particular intermediary, investors will have to purchase shares directly from the Funds or through another intermediary to receive such waivers or discounts to the extent such a waiver or discount is available. These waivers or discounts, which may vary from those disclosed elsewhere in the statutory prospectus or SAI, are subject to change, and this Appendix will be updated based on information provided by the financial intermediaries. Neither the Funds, Hartford Funds Management Company, LLC, nor Hartford Funds Distributors, LLC supervises the implementation of these waivers or discounts or verifies the intermediaries’ administration of these waivers or discounts. In all instances, it is the purchaser’s responsibility to notify the financial intermediary of any facts that may qualify the purchaser for sales charge waivers or discounts. Please contact your financial intermediary for more information.

Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Funds’ prospectus or SAI. Shareholders should contact Merrill Lynch to determine their eligibility for these waivers and discounts.

Front-End Sales Load Waivers on Class A Shares available at Merrill Lynch

•                  Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•                  Shares purchased by or through a 529 Plan

•                  Shares purchased through a Merrill Lynch affiliated investment advisory program

•                  Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•                  Shares of funds purchased through the Merrill Edge Self-Directed platform

•                  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•                  Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•                  Employees and registered representatives of Merrill Lynch or its affiliates and their family members

•                  Directors of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

•                  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on Class A and C Shares available at Merrill Lynch

•                  Death or disability of the shareholder

•                  Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•                  Return of excess contributions from an IRA Account

•                  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½

•                  Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•                  Shares acquired through a right of reinstatement

•                  Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms

Front-End Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•                  Breakpoints as described in the Fund’s prospectus

•                  Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•                  Letters of Intent (LOI) which allow for breakpoint discounts using the same criteria as ROA above, but based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time

This Supplement should be retained with your Prospectus for future reference.

HV-7312	April 2017

APRIL 3, 2017

SUPPLEMENT TO

INTERNATIONAL/GLOBAL EQUITY FUNDS PROSPECTUS

DATED MARCH 1, 2017

(THE HARTFORD MUTUAL FUNDS, INC.)

This Supplement contains new and additional information and should be read in connection with your Prospectus.

(1)         Effective immediately, the fourth paragraph in the section entitled “Additional Information Regarding Investment Strategies and Risks — Global Capital Appreciation Fund” is deleted in its entirety and replaced with the following:

Wellington Management chooses certain equity securities in which the Fund invests using what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale.  In analyzing a prospective investment, Wellington Management looks at a number of factors, such as business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, dividends and other related measures of valuation and growth potential. As part of its fundamental analysis, Wellington Management may also consider certain environmental, social and/or governance (ESG) factors during its assessment. Wellington Management may also consider the research provided by its Global Industry Analysts (GIAs), who provide in-depth company analysis by sector coverage, in addition to other resources and tools.

As a secondary strategy, Wellington Management may allocate a portion of the Fund’s assets in securities that it believes may complement the risk factor biases of the other sleeves (“Risk Managed Sleeve”). In selecting securities for the Risk Managed Sleeve, Wellington Management uses systematic screening methodologies to select equity securities based on their characteristics, which may include but are not limited to their volatility, quality, value, growth, and momentum risk factor characteristics. The Risk Managed Sleeve is intended to be complementary to the other sleeves within the Fund. The Fund as a secondary strategy may also: invest in private placements; invest in depositary receipts; and use derivatives for hedging purposes, to gain exposure to certain issuers or market sectors, and/or to equitize cash. The derivatives in which the Fund may invest include exchange and over-the-counter traded transactions including, but not limited to, forward currency contracts, futures, options and similar derivatives instruments or combinations thereof.

(2)         New applications will continue to be accepted for accounts held directly with the Funds’ transfer agent after October 1, 2017.  Accordingly, the fourth paragraph in the section entitled “How to Buy and Sell Shares — Initial Purchases” is deleted in its entirety and replaced with the following:

Certain classes of shares of a Fund may also be purchased through the Funds’ transfer agent by filling out an account application and mailing it to the address below. Class T shares are not available directly through the Funds’ transfer agent.

(3)         Effective immediately, the following is added to the end of the fifth paragraph in the section entitled “How to Buy and Sell Shares — Initial Purchases”:

Under certain limited circumstances, the $30 annual direct account fee may be waived for certain other accounts in the discretion of Hartford Administrative Services Company.

(4)         The availability of sales load waivers and/or discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. Effective immediately, Appendix A to the Prospectus is deleted in its entirety and replaced with the Appendix A attached to this supplement, which contains intermediary specific sales load waivers and/or discounts.  These waivers and/or discounts may vary from those disclosed elsewhere in the Prospectus. Please contact your financial intermediary for more information.

Appendix A

INTERMEDIARY-SPECIFIC SALES CHARGE WAIVERS AND DISCOUNTS

The availability of certain initial and contingent deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. Financial intermediaries may have different policies and procedures regarding the availability of these waivers and discounts.  For waivers or discounts not available through a particular intermediary, investors will have to purchase shares directly from the Funds or through another intermediary to receive such waivers or discounts to the extent such a waiver or discount is available. These waivers or discounts, which may vary from those disclosed elsewhere in the statutory prospectus or SAI, are subject to change, and this Appendix will be updated based on information provided by the financial intermediaries. Neither the Funds, Hartford Funds Management Company, LLC, nor Hartford Funds Distributors, LLC supervises the implementation of these waivers or discounts or verifies the intermediaries’ administration of these waivers or discounts. In all instances, it is the purchaser’s responsibility to notify the financial intermediary of any facts that may qualify the purchaser for sales charge waivers or discounts. Please contact your financial intermediary for more information.

Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Funds’ prospectus or SAI. Shareholders should contact Merrill Lynch to determine their eligibility for these waivers and discounts.

Front-End Sales Load Waivers on Class A Shares available at Merrill Lynch

•                  Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•                  Shares purchased by or through a 529 Plan

•                  Shares purchased through a Merrill Lynch affiliated investment advisory program

•                  Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•                  Shares of funds purchased through the Merrill Edge Self-Directed platform

•                  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•                  Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•                  Employees and registered representatives of Merrill Lynch or its affiliates and their family members

•                  Directors of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Fund’s prospectus

•                  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on Class A and C Shares available at Merrill Lynch

•                  Death or disability of the shareholder

•                  Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

•                  Return of excess contributions from an IRA Account

•                  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½

•                  Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•                  Shares acquired through a right of reinstatement

•                  Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms

Front-End Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•                  Breakpoints as described in the Fund’s prospectus

•                  Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•                  Letters of Intent (LOI) which allow for breakpoint discounts using the same criteria as ROA above, but based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time

This Supplement should be retained with your Prospectus for future reference.

HV-7313	April 2017

APRIL 3, 2017

SUPPLEMENT TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION

FOR THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

DATED MARCH 1, 2017

This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information.

1.              Effective April 1, 2017, Robin C. Beery and David Sung each became a director of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.

a.              Under the heading “FUND MANAGEMENT — NON-INTERESTED DIRECTORS,” the following information is added to the table:

NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH EACH COMPANY	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY DIRECTOR
ROBIN C. BEERY (1967)	Director	Since 2017	Ms. Beery has served as a Consultant of Arrowpoint Partners (an alternative asset manager) since March 2015. Previously, she was Executive Vice President, Head of Distribution, for Janus Capital Group, and Chief Executive Officer and President of the Janus Mutual Funds (a global asset manager) from August 1994 to August 2014.	86	Ms. Beery serves as a Director of UMB Financial Corporation (January 2015 to present).

DAVID SUNG (1953)	Director	Since 2017	Mr. Sung has served as a Director of Nippon Wealth Bank since April 2015 and CITIC-Prudential Fund Management Company, Inc. since January 2016. Mr. Sung is a Director of four private investment pools. Previously, he was a Partner at Ernst & Young LLP from October 1995 to July 2014.	86	Mr. Sung serves as a Trustee of Ironwood Institutional Multi-Strategy Fund, LLC and Ironwood Multi-Strategy Fund, LLC (October 2015 to present) (2 portfolios).

b.              The paragraph immediately before the section entitled “FUND MANAGEMENT — BOARD OF DIRECTORS” is deleted in its entirety and replaced with the following:

All directors and officers of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. also hold corresponding positions with Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., Hartford Funds Master Fund and Hartford Funds NextShares Trust. Ms. Beery and Mr. Sung are trustees of Hartford Funds Exchange-Traded Trust and Lattice Strategies Trust. Certain officers also hold positions with Hartford Funds Exchange-Traded Trust and Lattice Strategies Trust.

c.               All references to “Compliance Committee” are replaced with “Compliance and Risk Oversight Committee”.

d.              Under the heading “FUND MANAGEMENT — STANDING COMMITTEES,” the last sentence of the first paragraph is deleted in its entirety and replaced with the following:

Each Board has adopted written charters for the Audit Committee, the Compliance and Risk Oversight Committee, and the Nominating and Governance Committee.

e.               Under the heading “FUND MANAGEMENT — STANDING COMMITTEES,” the first sentence of the second paragraph is deleted in its entirety and replaced with the following:

Each Audit Committee currently consists of the following non-interested directors: Hilary E. Ackermann, William P. Johnston, Phillip O. Peterson and David Sung.

f.                Under the heading “FUND MANAGEMENT — STANDING COMMITTEES,” the fourth paragraph is deleted in its entirety and replaced with the following:

Each Compliance and Risk Oversight Committee currently consists of Hilary E. Ackermann, William P. Johnston, Phillip O. Peterson and David Sung.  Each Compliance and Risk Oversight Committee assists the applicable Board in its oversight of the adoption and implementation of compliance and enterprise risk management policies and procedures.

g.               Under the heading “FUND MANAGEMENT — STANDING COMMITTEES,” the first sentence of the fifth paragraph is deleted in its entirety and replaced with the following:

Each Contracts Committee currently consists of all non-interested directors of the Funds: Hilary E. Ackermann, Robin C. Beery, Lynn S. Birdsong, Christine Detrick, Duane E. Hill, William P. Johnston, Phillip O. Peterson, Lemma W. Senbet and David Sung.

h.              Under the heading “FUND MANAGEMENT — STANDING COMMITTEES,” the first sentence of the sixth paragraph is deleted in its entirety and replaced with the following:

Each Investment Committee currently consists of Robin C. Beery, Lynn S. Birdsong, Christine Detrick, Duane E. Hill and Lemma W. Senbet.

i.                  Under the heading “FUND MANAGEMENT — STANDING COMMITTEES,” the first sentence of the seventh paragraph is deleted in its entirety and replaced with the following:

Each Nominating and Governance Committee currently consists of all non-interested directors of the Funds: Hilary E. Ackermann, Robin C. Beery, Lynn S. Birdsong, Christine Detrick, Duane E. Hill, William P. Johnston, Phillip O. Peterson, Lemma W. Senbet and David Sung.

j.                 The paragraph immediately before the section entitled “FUND MANAGEMENT — DIRECTOR QUALIFICATIONS” is deleted in its entirety.

k.              Under the heading “FUND MANAGEMENT — DIRECTOR QUALIFICATIONS,” the tenth paragraph is deleted in its entirety and replaced with the following:

Robin C. Beery.  Ms. Beery is an experienced business executive with over 25 years of experience in the financial services industry including extensive experience related to the global distribution of mutual funds and institutional strategies for a large investment adviser.

David Sung. Mr. Sung is an experienced financial services and auditing professional with over 37 years of experience serving clients in the investment management business.

James E. Davey.  Mr. Davey has served as a director of the Funds since 2012 and President and Chief Executive Officer of the Funds since 2010.  Mr. Davey joined The Hartford in 2002 and has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.  Prior to joining The Hartford, Mr. Davey served in various management roles at Merrill Lynch, including director of 401(k) alliance management and director of corporate and institutional 401(k) product management, overseeing product profitability and marketing strategy.  Mr. Davey currently serves on the Board of Governors for the Investment Company Institute (ICI).

l.                  Under the heading “FUND MANAGEMENT — NON-INTERESTED DIRECTORS,” the following information is added to the table that discloses the dollar range of equity securities beneficially owned by each director as of December 31, 2016 (i)

in each Fund and (ii) on an aggregate basis in any registered investment companies overseen by the director within the same family of investment companies.

NAME OF DIRECTOR	FUNDS	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY DIRECTOR IN FAMILY OF INVESTMENT COMPANIES
Robin C. Beery*	International Small Company Fund	$50,001–$100,000	$50,001–$100,000
David Sung*	None	None	None

* Became a Director of the Board after December 31, 2016.

m.          Under the heading “FUND MANAGEMENT — COMPENSATION OF OFFICERS AND DIRECTORS,” the following information is added to the table that discloses the compensation paid by each Company to the following directors for the fiscal year ended October 31, 2016 and certain other information:

NAME OF PERSON, POSITION	AGGREGATE COMPENSATION FROM THE HARTFORD MUTUAL FUNDS, INC.	AGGREGATE COMPENSATION FROM THE HARTFORD MUTUAL FUNDS II, INC.	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE FUND COMPLEX PAID TO DIRECTORS*
Robin C. Beery, Director****	$0	$0	$0	$0	$21,000
David Sung, Director****	$0	$0	$0	$0	$21,000

**** Became a Director of the Board after October 31, 2016.  As of October 31, 2016, Lattice Strategies Trust, an investment company currently in the fund complex, paid compensation to the Directors.

2.              Under the heading “PORTFOLIO MANAGERS — COMPENSATION OF WELLINGTON MANAGEMENT PORTFOLIO MANAGERS,” the information for The Hartford Balanced Fund (the “Balanced Fund”) in the Benchmark(s) / Peer Groups For Incentive Period table is deleted in its entirety and replaced with the following:

FUND	BENCHMARK(S) / PEER GROUPS FOR INCENTIVE PERIOD(1)
Balanced Fund	S&P 500 Index (Grimes and Illfelder*) Lipper Large Cap Core (Grimes and Illfelder*) Bloomberg Barclays US Government/Credit (Stack and Moran*)

* As of March 1, 2017

3.              Effective immediately, Ian R. Link will no longer serve as an Additional Portfolio Manager to Hartford Global Capital Appreciation Fund (the “Global Capital Appreciation Fund”). Effective immediately, Tom S. Simon will serve as an Additional Portfolio Manager to the Global Capital Appreciation Fund. As a result, the last row of the Additional Portfolio Managers table for the Global Capital Appreciation Fund under the heading “PORTFOLIO MANAGERS” is deleted in its entirety and replaced with the following:

Global Capital Appreciation Fund
Additional Portfolio Managers	Compensation Benchmarks/Peer Group*
Tom S. Simon	N/A

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL
INFORMATION FOR FUTURE REFERENCE.